Other Current Assets	12 Months Ended
Dec. 31, 2020
Miscellaneous current assets [abstract]
Other Current Assets
24.	Other Current Assets
The composition of other current assets is shown below:

		December 31	December 31
(in thousands)	Note	2020	2019

Non-revolving term loan		$813	$431

Prepaid expenses		2,388	1,492

Class action settlement recoverable	28	-	41,500

Other		64	205

Total other current assets		$3,265	$43,628
Non-revolving
term loan
On November 25, 2019, the Company entered into a
non-revolving
term loan with Kutcho, under which Kutcho can draw up to a maximum of $1 million (Cdn$1.3 million). The credit facility carries interest at 15% per annum, compounded monthly and has a revised maturity date of December 31, 2021.